Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 20, 2012
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Alternatives Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide U.S. Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Mid Cap Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Investor Destinations Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Investor Destinations Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Investor Destinations Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Investor Destinations Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Investor Destinations Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Destination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”

Nationwide Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS

Supplement dated June 20, 2012
to the Currently Effective Prospectuses for the following funds
(each a “Fund” and collectively the “Funds”):

Nationwide Alternatives Allocation Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Growth Fund	Nationwide Investor Destinations Moderate Fund
Nationwide International Value Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Bond Fund	Nationwide Destination 2010 Fund
Nationwide Enhanced Income Fund	Nationwide Destination 2015 Fund
Nationwide Government Bond Fund	Nationwide Destination 2020 Fund
Nationwide Money Market Fund	Nationwide Destination 2025 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2030 Fund
Nationwide Bond Index Fund	Nationwide Destination 2035 Fund
Nationwide International Index Fund	Nationwide Destination 2040 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2045 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2050 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2055 Fund
Nationwide Small Company Growth Fund	Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Modifications to Exchange and Redemption Fees

Effective August 1, 2012, exchange and redemption fees, as described in the section of each Fund’s prospectus under the heading entitled “Exchange and Redemption Fees,” will no longer be applied upon the redemption or exchange of shares of the Funds.  The Nationwide Funds continue to discourage excessive or short-term trading, and reserve all other rights to take appropriate action with respect to shareholders who engage in excessive or short-term trading, as described in each Fund’s prospectus under the heading entitled “Excessive or Short-Term Trading.”